Company Financial Statements (Parent Company Only) - Condensed Statements of Comprehensive Loss (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Selling, general and administrative expenses	¥ (9,398,456)	¥ (6,870,644)	¥ (6,558,942)
Total operating expenses, net	(17,244,321)	(12,503,906)	(11,340,589)
Gain (Loss) from operations	(2,771,402)	(6,658,138)	(10,889,434)
Interest income	1,163,210	1,374,525	1,260,162
Other non-operating income, net	44,789	108,154	41,934
Exchange (loss) gain from foreign currency transactions	285,998	(49,543)	97,080
Fair value loss on derivative assets or derivative liabilities	0	0	(410,417)
Loss before income tax expenses (benefit) and share of results of equity method investees	(1,156,803)	(5,830,975)	(10,393,705)
Income tax expenses	13,585	(69,780)	36,810
Share of results of equity method investees	30,928	(29,069)	54,740
Net Income (Loss)	(1,139,460)	(5,790,264)	(10,375,775)
Net loss attributable to ordinary shareholders of XPeng Inc.	(1,139,460)	(5,790,264)	(10,375,775)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	(331,065)	262,870	286,614
Total comprehensive loss attributable to XPeng Inc.	(1,470,525)	(5,527,394)	(10,089,161)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	(1,470,525)	(5,527,394)	(10,089,161)
Parent [Member]
Operating expenses
Selling, general and administrative expenses	(15,401)	(16,706)	(28,511)
Total operating expenses, net	(15,401)	(16,706)	(28,511)
Fair value gain (loss) on derivative liability relating to the contingent consideration	(117,305)	234,245	29,339
Gain (Loss) from operations	(132,706)	217,539	828
Interest income	526,262	783,148	601,475
Equity in loss of subsidiaries and VIEs	(2,479,729)	(6,376,372)	(10,165,831)
Other non-operating income, net	21,169	88,592	17,718
Exchange (loss) gain from foreign currency transactions	849,932	(455,608)	(473,467)
Investment (loss) gain on long-term investments	44,684	(18,489)	(821)
Fair value loss on derivative assets or derivative liabilities	0	0	(410,417)
Loss before income tax expenses (benefit) and share of results of equity method investees	(1,170,388)	(5,761,190)	(10,430,515)
Income tax expenses	0	(5)	0
Share of results of equity method investees	30,928	(29,069)	54,740
Net Income (Loss)	(1,139,460)	(5,790,264)	(10,375,775)
Net loss attributable to ordinary shareholders of XPeng Inc.	(1,139,460)	(5,790,264)	(10,375,775)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	(331,065)	262,870	286,614
Total comprehensive loss attributable to XPeng Inc.	(1,470,525)	(5,527,394)	(10,089,161)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.	¥ (1,470,525)	¥ (5,527,394)	¥ (10,089,161)